Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant And Equipment, Net
Property and equipment, net consist of the following at year-end:

	2014	2013
Land	$171,776	$190,424
Buildings and leasehold improvements	704,636	727,567
Equipment	620,166	686,744
Total cost	1,496,578	1,604,735
Total accumulated depreciation	(380,297)	(360,424)
	$1,116,281	$1,244,311